LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
LOANS RECEIVABLE, NET.
Schedule of loans receivable

	December 31,	December 31,
	2020	2021
	RMB	RMB
Loans receivable	8,010,081	13,652,723
Less allowance for loan losses	(421,767)	(948,893)
Loans receivable, net	7,588,314	12,703,830

Schedule of aging of loans

The following table presents the aging of loans as of December 31, 2020 and 2021:

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2020 (RMB)	43,766	32,038	—	75,804	7,934,277	8,010,081
December 31, 2021 (RMB)	113,771	87,171	—	200,942	13,451,781	13,652,723

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	25,895	351,639	421,767
Provision for loan losses	486,991	698,701	965,419
Gross write-off	(161,976)	(636,766)	(475,352)
Recoveries	729	8,193	37,059
Balance at end of year	351,639	421,767	948,893

principal of loans receivable by year of origination

The principal of loans receivable as of December 31, 2021 by year of origination is as follows:

	2021	2020	Total loans

Loans receivable	13,614,369	38,354	13,652,723

The principal of loans receivable as of December 31, 2020 by year of origination is as follows:

	2020	2019	Total loans
Loans receivable	7,987,657	22,424	8,010,081